Earnings per Share (FY) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Antidilutive Securities Excluded from Computation of Earnings Per Share [Abstract]
Antidilutive securities excluded from computation of earnings per share (in shares)	0	0
Basic [Abstract]
Net loss attributable to shareholders	$ (1,906,592)	$ (20,292,903)
Weighted average shares outstanding (in shares)	55,733,800	54,542,617
Basic net loss attributable per share (in dollars per share)	$ (0.03)	$ (0.37)
Diluted [Abstract]
Net loss attributable to shareholders	$ (1,906,592)	$ (20,292,903)
Weighted average share outstanding (in shares)	55,733,800	54,542,617
Diluted net loss per share (in dollars per share)	$ (0.03)	$ (0.37)